Share Capital and Reserves - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital and Reserves
Share-based compensation	$ 1,674	$ 2,565
Stock options
Share Capital and Reserves
Share-based compensation	811	698
Restricted Share Units
Share Capital and Reserves
Share-based compensation	942	1,700
Performance Restricted Share Units
Share Capital and Reserves
Share-based compensation	$ (79)	$ 167